Income Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets [Abstract]
Net operating loss carryforward	$ 77,373,944	$ 63,038,127
Accrued expense and others	(282,843)	(29,335,373)
Inventory impairment	51,027,391	47,198,866
Deferred tax assets	128,118,492	80,901,620
Less: valuation allowance	(128,118,492)	(80,901,620)
Deferred tax assets